CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 276,889	$ 62,328
Short-term deposits	65,478	44,159
Trade receivables, net of allowances of $2,588 and $2,386	37,754	30,859
Prepaid expenses and other assets	28,064	14,595
Short-term restricted deposits	295	184
Total current assets	408,480	152,125
NON-CURRENT ASSETS:
Other assets	36,412	19,565
Long-term restricted deposits	544	2,488
Property and equipment, net	10,885	8,629
Intangible assets, net	1,815	0
Goodwill	1,481	1,481
Total non-current assets	51,137	32,163
TOTAL ASSETS	459,617	184,288
CURRENT LIABILITIES:
Trade payables	6,592	5,513
Employees and payroll accruals	34,648	19,695
Accrued expenses and other liabilities	14,662	9,848
Deferred revenues	86,024	57,467
Total current liabilities	141,926	92,523
NON-CURRENT LIABILITIES:
Deferred revenues	1,288	1,478
Deferred tax liabilities, net	4,795	3,101
Other liabilities	2,097	2,308
Total non-current liabilities	8,180	6,887
TOTAL LIABILITIES	150,106	99,410
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	23,901	8,647
CONVERTIBLE PREFERRED SHARES
Of no par value - Authorized: 0 and 59,216,788 shares at December 31, 2021 and 2020 respectively; Issued and outstanding: 0 and 58,724,580 shares at December 31, 2021 and 2020, respectively	0	300,490
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares of no par value - Authorized: 900,000,000 and 89,631,512 shares at December 31, 2021 and 2020, respectively; Issued and outstanding: 83,754,006 and 13,773,000 shares at December 31, 2021 and 2020, respectively	0	0
Deferred shares of no par value – Authorized: 0 and 4,103,500 shares at December 31, 2021 and 2020, respectively; None issued and outstanding	0	0
Additional paid-in capital	610,193	21,524
Accumulated other comprehensive income	455	131
Accumulated deficit	(325,038)	(245,914)
Total shareholders’ equity (deficit)	285,610	(224,259)
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST, CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY (DEFICIT)	$ 459,617	$ 184,288